Distribution Date:	08/17/26	BBCMS Mortgage Trust 2021-C12
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C12

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	14-16		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	17-19		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	20	Special Servicer	LNR Partners, Inc.
Historical Detail	21		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
			Attention: BBCMS 2021-C12 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	25
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29	Directing Certificateholder	LD III Sub III, LLC
Supplemental Notes	30		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552XBC1	1.273000%	13,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05552XBD9	2.541000%	112,570,000.00	94,130,066.97	276,259.53	199,320.42	0.00	0.00	475,579.95	93,853,807.44	30.97%	30.00%
A-3	05552XBE7	2.184000%	10,510,000.00	10,510,000.00	0.00	19,128.20	0.00	0.00	19,128.20	10,510,000.00	30.97%	30.00%
A-4	05552XBF4	2.421000%	132,000,000.00	132,000,000.00	0.00	266,310.00	0.00	0.00	266,310.00	132,000,000.00	30.97%	30.00%
A-5	05552XBG2	2.689000%	418,700,000.00	418,700,000.00	0.00	938,236.92	0.00	0.00	938,236.92	418,700,000.00	30.97%	30.00%
A-SB	05552XBH0	2.542000%	37,406,000.00	37,406,000.00	0.00	79,238.38	0.00	0.00	79,238.38	37,406,000.00	30.97%	30.00%
A-S	05552XBL1	2.902000%	86,749,000.00	86,749,000.00	0.00	209,788.00	0.00	0.00	209,788.00	86,749,000.00	22.33%	21.63%
B	05552XBM9	2.758000%	47,906,000.00	47,906,000.00	0.00	110,103.96	0.00	0.00	110,103.96	47,906,000.00	17.55%	17.00%
C	05552XBN7	3.205000%	45,317,000.00	45,317,000.00	0.00	121,034.15	0.00	0.00	121,034.15	45,317,000.00	13.04%	12.63%
D	05552XAG3	2.500000%	29,779,000.00	29,779,000.00	0.00	62,039.58	0.00	0.00	62,039.58	29,779,000.00	10.07%	9.75%
E	05552XAJ7	2.500000%	24,601,000.00	24,601,000.00	0.00	51,252.08	0.00	0.00	51,252.08	24,601,000.00	7.61%	7.38%
F	05552XAL2	2.500000%	12,947,000.00	12,947,000.00	0.00	26,972.92	0.00	0.00	26,972.92	12,947,000.00	6.32%	6.13%
G	05552XAN8	2.500000%	10,358,000.00	10,358,000.00	0.00	21,579.17	0.00	0.00	21,579.17	10,358,000.00	5.29%	5.13%
H-RR*	05552XAR9	3.629634%	10,358,000.00	10,358,000.00	0.00	32,563.57	0.00	0.00	32,563.57	10,358,000.00	4.26%	4.13%
J-RR	05552XAT5	3.629634%	42,728,099.00	42,728,099.00	0.00	0.00	0.00	0.00	0.00	42,728,099.00	0.00%	0.00%
Class RR	05552XAY4	3.629634%	30,897,028.00	29,932,960.51	8,240.51	86,719.82	0.00	0.00	94,960.33	29,924,720.00	0.00%	0.00%
RR Interest	N/A	3.629634%	7,784,640.00	7,541,739.02	2,076.23	21,849.43	0.00	0.00	23,925.66	7,539,662.79	0.00%	0.00%
R	05552XAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552XAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,490,767.00	1,040,963,865.50	286,576.27	2,246,136.60	0.00	0.00	2,532,712.87	1,040,677,289.23

X-A	05552XBJ6	1.027410%	725,066,000.00	692,746,066.98	0.00	593,111.83	0.00	0.00	593,111.83	692,469,807.44
X-B	05552XBK3	0.689670%	179,972,000.00	179,972,000.00	0.00	103,434.35	0.00	0.00	103,434.35	179,972,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	05552XAA6	1.129634%	54,380,000.00	54,380,000.00	0.00	51,191.26	0.00	0.00	51,191.26	54,380,000.00
X-F	05552XAC2	1.129634%	12,947,000.00	12,947,000.00	0.00	12,187.81	0.00	0.00	12,187.81	12,947,000.00
X-G	05552XAE8	1.129634%	10,358,000.00	10,358,000.00	0.00	9,750.63	0.00	0.00	9,750.63	10,358,000.00
Notional SubTotal			982,723,000.00	950,403,066.98	0.00	769,675.88	0.00	0.00	769,675.88	950,126,807.44

Deal Distribution Total					286,576.27	3,015,812.48	0.00	0.00	3,302,388.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552XBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05552XBD9	836.19140952	2.45411326	1.77063534	0.00000000	0.00000000	0.00000000	0.00000000	4.22474860	833.73729626
A-3	05552XBE7	1,000.00000000	0.00000000	1.82000000	0.00000000	0.00000000	0.00000000	0.00000000	1.82000000	1,000.00000000
A-4	05552XBF4	1,000.00000000	0.00000000	2.01750000	0.00000000	0.00000000	0.00000000	0.00000000	2.01750000	1,000.00000000
A-5	05552XBG2	1,000.00000000	0.00000000	2.24083334	0.00000000	0.00000000	0.00000000	0.00000000	2.24083334	1,000.00000000
A-SB	05552XBH0	1,000.00000000	0.00000000	2.11833342	0.00000000	0.00000000	0.00000000	0.00000000	2.11833342	1,000.00000000
A-S	05552XBL1	1,000.00000000	0.00000000	2.41833335	0.00000000	0.00000000	0.00000000	0.00000000	2.41833335	1,000.00000000
B	05552XBM9	1,000.00000000	0.00000000	2.29833340	0.00000000	0.00000000	0.00000000	0.00000000	2.29833340	1,000.00000000
C	05552XBN7	1,000.00000000	0.00000000	2.67083324	0.00000000	0.00000000	0.00000000	0.00000000	2.67083324	1,000.00000000
D	05552XAG3	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	05552XAJ7	1,000.00000000	0.00000000	2.08333320	0.00000000	0.00000000	0.00000000	0.00000000	2.08333320	1,000.00000000
F	05552XAL2	1,000.00000000	0.00000000	2.08333359	0.00000000	0.00000000	0.00000000	0.00000000	2.08333359	1,000.00000000
G	05552XAN8	1,000.00000000	0.00000000	2.08333366	0.00000000	0.00000000	0.00000000	0.00000000	2.08333366	1,000.00000000
H-RR	05552XAR9	1,000.00000000	0.00000000	3.14380865	(0.11911373)	5.98127727	0.00000000	0.00000000	3.14380865	1,000.00000000
J-RR	05552XAT5	1,000.00000000	0.00000000	0.00000000	3.02469529	33.86784701	0.00000000	0.00000000	0.00000000	1,000.00000000
Class RR	05552XAY4	968.79740375	0.26670882	2.80673662	0.12358049	1.45692201	0.00000000	0.00000000	3.07344545	968.53069493
RR Interest	N/A	968.79740361	0.26670854	2.80673609	0.12358054	1.45692029	0.00000000	0.00000000	3.07344463	968.53069506
R	05552XAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552XAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552XBJ6	955.42483992	0.00000000	0.81801082	0.00000000	0.00000000	0.00000000	0.00000000	0.81801082	955.04382696
X-B	05552XBK3	1,000.00000000	0.00000000	0.57472468	0.00000000	0.00000000	0.00000000	0.00000000	0.57472468	1,000.00000000
X-D	05552XAA6	1,000.00000000	0.00000000	0.94136190	0.00000000	0.00000000	0.00000000	0.00000000	0.94136190	1,000.00000000
X-F	05552XAC2	1,000.00000000	0.00000000	0.94136171	0.00000000	0.00000000	0.00000000	0.00000000	0.94136171	1,000.00000000
X-G	05552XAE8	1,000.00000000	0.00000000	0.94136223	0.00000000	0.00000000	0.00000000	0.00000000	0.94136223	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	199,320.42	0.00	199,320.42	0.00	0.00	0.00	199,320.42	0.00
A-3	07/01/26 - 07/30/26	30	0.00	19,128.20	0.00	19,128.20	0.00	0.00	0.00	19,128.20	0.00
A-4	07/01/26 - 07/30/26	30	0.00	266,310.00	0.00	266,310.00	0.00	0.00	0.00	266,310.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	938,236.92	0.00	938,236.92	0.00	0.00	0.00	938,236.92	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	79,238.38	0.00	79,238.38	0.00	0.00	0.00	79,238.38	0.00
X-A	07/01/26 - 07/30/26	30	0.00	593,111.83	0.00	593,111.83	0.00	0.00	0.00	593,111.83	0.00
X-B	07/01/26 - 07/30/26	30	0.00	103,434.35	0.00	103,434.35	0.00	0.00	0.00	103,434.35	0.00
X-D	07/01/26 - 07/30/26	30	0.00	51,191.26	0.00	51,191.26	0.00	0.00	0.00	51,191.26	0.00
X-F	07/01/26 - 07/30/26	30	0.00	12,187.81	0.00	12,187.81	0.00	0.00	0.00	12,187.81	0.00
X-G	07/01/26 - 07/30/26	30	0.00	9,750.63	0.00	9,750.63	0.00	0.00	0.00	9,750.63	0.00
A-S	07/01/26 - 07/30/26	30	0.00	209,788.00	0.00	209,788.00	0.00	0.00	0.00	209,788.00	0.00
B	07/01/26 - 07/30/26	30	0.00	110,103.96	0.00	110,103.96	0.00	0.00	0.00	110,103.96	0.00
C	07/01/26 - 07/30/26	30	0.00	121,034.15	0.00	121,034.15	0.00	0.00	0.00	121,034.15	0.00
D	07/01/26 - 07/30/26	30	0.00	62,039.58	0.00	62,039.58	0.00	0.00	0.00	62,039.58	0.00
E	07/01/26 - 07/30/26	30	0.00	51,252.08	0.00	51,252.08	0.00	0.00	0.00	51,252.08	0.00
F	07/01/26 - 07/30/26	30	0.00	26,972.92	0.00	26,972.92	0.00	0.00	0.00	26,972.92	0.00
G	07/01/26 - 07/30/26	30	0.00	21,579.17	0.00	21,579.17	0.00	0.00	0.00	21,579.17	0.00
H-RR	07/01/26 - 07/30/26	30	62,997.30	31,329.79	0.00	31,329.79	(1,233.78)	0.00	0.00	32,563.57	61,954.07
J-RR	07/01/26 - 07/30/26	30	1,313,895.11	129,239.48	0.00	129,239.48	129,239.48	0.00	0.00	0.00	1,447,108.72
Class RR	07/01/26 - 07/30/26	30	41,072.06	90,538.08	0.00	90,538.08	3,818.27	0.00	0.00	86,719.82	45,014.56
RR Interest	07/01/26 - 07/30/26	30	10,348.27	22,811.46	0.00	22,811.46	962.03	0.00	0.00	21,849.43	11,341.60
Totals			1,428,312.74	3,148,598.47	0.00	3,148,598.47	132,786.00	0.00	0.00	3,015,812.48	1,565,418.95

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	3,302,388.75
Non-Retained Certificate Available Funds	3,183,502.75
Retained Certificate Available Funds	118,886.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,163,803.02	Master Servicing Fee	6,815.66
Interest Reductions due to Nonrecoverability Determination	(17,852.73)	Certificate Administrator Fee	6,343.25
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	448.19
ARD Interest	0.00	Operating Advisor Fee	1,027.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	268.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,145,950.29	Total Fees	15,193.61

Principal		Expenses/Reimbursements
Scheduled Principal	286,576.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	93,769.90
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,174.31
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	286,576.28	Total Expenses/Reimbursements	114,944.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,015,812.48
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	286,576.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,302,388.75
Total Funds Collected	3,432,526.57	Total Funds Distributed	3,432,526.57

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,040,963,866.32	1,040,963,866.32	Beginning Certificate Balance	1,040,963,865.50
(-) Scheduled Principal Collections	286,576.28	286,576.28	(-) Principal Distributions	286,576.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,040,677,290.04	1,040,677,290.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,040,963,866.32	1,040,963,866.32	Ending Certificate Balance	1,040,677,289.23
Ending Actual Collateral Balance	1,040,677,290.04	1,040,677,290.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.82)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP	Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP
4,999,999 or less	11	39,074,639.51	3.75%	57	3.6922	3.013264	1.59 or less	4	49,502,609.40	4.76%	58	4.1936	0.931023
5,000,000 to 9,999,999	21	149,212,960.84	14.34%	53	3.7891	2.548530	1.60 to 1.69	3	45,174,285.17	4.34%	63	3.9144	1.611992
10,000,000 to 19,999,999	15	228,240,771.92	21.93%	59	3.7383	2.129573	1.70 to 1.79	5	95,299,636.41	9.16%	63	3.9218	1.750277
20,000,000 to 29,999,999	14	320,089,448.38	30.76%	52	3.3205	2.562115	1.80 to 1.89	1	8,000,000.00	0.77%	3	4.4200	1.820000
30,000,000 to 39,999,999	4	127,865,771.96	12.29%	49	3.6540	2.324697	1.90 to 1.99	6	87,620,870.00	8.42%	63	3.7106	1.939779
40,000,000 to 69,999,999	3	155,600,000.00	14.95%	63	3.2087	2.355411	2.00 to 2.49	19	339,312,691.63	32.60%	60	3.3820	2.193987
70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	11	168,731,000.00	16.21%	54	3.4181	2.770643
Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597	3.00 to 3.99	14	182,642,500.00	17.55%	36	3.2882	3.182017
							4.00 or greater	5	43,800,000.00	4.21%	62	3.3954	4.670799
							Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	20,593,697.43	1.98%	62	3.9215	NAP	Tennessee	1	4,873,864.45	0.47%	63	3.9500	1.750000
Alabama	1	2,500,000.00	0.24%	62	3.2710	2.550000	Texas	2	86,500,000.00	8.31%	8	2.9666	3.354104
Arizona	5	43,551,383.45	4.18%	62	3.4888	2.069370	Utah	2	23,201,181.26	2.23%	63	4.0243	1.706835
California	6	122,701,413.89	11.79%	62	3.4825	2.196186	Virginia	1	6,537,126.00	0.63%	63	3.6930	2.090000
Colorado	3	8,972,000.00	0.86%	63	3.3741	2.800555	Washington	1	4,906,000.00	0.47%	26	3.5400	2.880000
Delaware	1	9,009,639.33	0.87%	63	3.6560	2.100000	Washington, DC	2	65,000,000.00	6.25%	62	3.0025	2.180000
Florida	11	47,325,000.00	4.55%	48	3.8977	2.845457	Totals	143	1,040,677,290.04	100.00%	55	3.5294	2.409597
Georgia	12	48,218,414.32	4.63%	54	3.8440	1.940379
									Property Type³
Illinois	4	45,700,000.00	4.39%	42	3.5474	2.919278
Indiana	10	72,257,965.92	6.94%	62	3.3767	2.622194		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	10,789,773.87	1.04%	49	3.7532	1.971936		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	4	29,160,639.63	2.80%	59	3.7949	1.120102	Defeased	10	20,593,697.43	1.98%	62	3.9215	NAP
Maryland	2	46,146,948.38	4.43%	61	3.1445	3.294045	Industrial	21	131,019,872.14	12.59%	51	3.8200	2.704341
Massachusetts	13	13,999,999.99	1.35%	62	4.0560	1.630000	Lodging	3	32,241,195.51	3.10%	55	3.9777	0.998852
Michigan	2	7,673,264.00	0.74%	63	3.9550	2.540000	Mixed Use	2	23,992,819.41	2.31%	63	3.6077	2.572989
Minnesota	1	23,000,000.00	2.21%	63	3.7100	3.040000	Mobile Home Park	2	3,075,000.00	0.30%	63	3.8800	3.210000
Missouri	1	1,359,000.00	0.13%	63	3.8000	1.990000	Multi-Family	55	220,359,999.99	21.17%	63	3.7025	2.002498
Nevada	2	26,842,819.41	2.58%	63	3.4340	2.295782	Office	13	340,346,267.96	32.70%	48	3.2750	2.437874
New Jersey	2	55,865,771.96	5.37%	55	3.8001	2.141367	Retail	29	226,932,054.14	21.81%	60	3.4721	2.611952
New York	14	141,710,245.81	13.62%	63	3.6086	2.203946	Self Storage	8	42,116,383.45	4.05%	50	3.4799	2.746446
North Carolina	1	9,000,000.00	0.86%	63	3.6350	2.950000	Totals	143	1,040,677,290.04	100.00%	55	3.5294	2.409597
Ohio	20	45,848,404.93	4.41%	63	3.6976	1.796344
Oklahoma	2	8,111,736.00	0.78%	63	3.9550	2.540000
Oregon	1	2,750,000.00	0.26%	63	3.9500	2.710000
Pennsylvania	4	6,571,000.00	0.63%	63	3.7809	2.620744

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP	Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP
	3.24999% or less	12	296,763,331.83	28.52%	44	3.0306	2.765269	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	31	488,527,369.91	46.94%	61	3.5480	2.422466	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	14	113,464,508.32	10.90%	61	3.8810	2.493835	25 months or greater	68	1,020,083,592.61	98.02%	55	3.5215	2.419339
	4.00000% to 4.24999%	7	80,756,968.66	7.76%	61	4.1143	1.496203	Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597
	4.25000% to 4.49999%	2	14,000,000.00	1.35%	13	4.3501	1.922857
	4.50000% to 4.74999%	1	7,410,000.00	0.71%	2	4.6000	2.120000
	4.75000% or greater	1	19,161,413.89	1.84%	63	4.8000	0.910000
	Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP	Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP
	82 months or less	68	1,020,083,592.61	98.02%	55	3.5215	2.419339	Interest Only	44	637,904,370.00	61.30%	51	3.4026	2.665740
83 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	338 months or less	24	382,179,222.61	36.72%	62	3.7201	2.008067
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	339 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	20,593,697.43	1.98%	62	3.9215	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	63	868,902,170.97	83.49%	54	3.5382	2.494995
	13 months to 24 months	1	65,000,000.00	6.25%	62	3.0025	2.180000
	25 months or greater	4	86,181,421.64	8.28%	62	3.7452	1.837077
	Totals	71	1,040,677,290.04	100.00%	55	3.5294	2.409597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	10231070	1	MF	Various	Various	Actual/360	3.724%	64,132.28	0.00	0.00	N/A	11/06/31	--	20,000,000.00	20,000,000.00	08/06/26
1B	10231065	1				Actual/360	3.724%	102,611.65	0.00	0.00	N/A	11/06/31	--	32,000,000.00	32,000,000.00	08/06/26
1C	10231066	1				Actual/360	3.724%	102,611.65	0.00	0.00	N/A	11/06/31	--	32,000,000.00	32,000,000.00	08/06/26
2A	10230177	1	OF	Houston	TX	Actual/360	2.900%	74,916.67	0.00	0.00	10/06/26	10/06/31	--	30,000,000.00	30,000,000.00	08/06/26
2B	10230178	1	OF	Houston	TX	Actual/360	2.900%	71,170.83	0.00	0.00	10/06/26	10/06/31	--	28,500,000.00	28,500,000.00	08/06/26
2C	10230179	1	OF	Houston	TX	Actual/360	2.900%	49,944.44	0.00	0.00	10/06/26	10/06/31	--	20,000,000.00	20,000,000.00	08/06/26
3	10231403	1	OF	Washington	DC	Actual/360	3.002%	168,056.60	0.00	0.00	N/A	10/01/31	--	65,000,000.00	65,000,000.00	07/01/26
4	10224716	1	RT	New York	NY	Actual/360	3.400%	137,605.56	0.00	0.00	N/A	11/01/31	--	47,000,000.00	47,000,000.00	08/01/26
5	10226829	1	OF	Folsom	CA	Actual/360	3.310%	124,272.11	0.00	0.00	N/A	11/01/31	--	43,600,000.00	43,600,000.00	08/01/26
6A	10228099	1	OF	San Jose	CA	Actual/360	2.970%	57,032.25	0.00	0.00	08/01/31	11/01/34	--	22,300,000.00	22,300,000.00	08/01/26
6B	10228100	1	OF	San Jose	CA	Actual/360	2.970%	51,150.00	0.00	0.00	08/01/31	11/01/34	--	20,000,000.00	20,000,000.00	08/01/26
7	10223782	1	OF	Parsippany	NJ	Actual/360	4.190%	122,400.01	58,320.46	0.00	N/A	11/01/31	--	33,924,092.42	33,865,771.96	08/01/26
8A	10229035	1	RT	Mesa	AZ	Actual/360	3.620%	62,344.44	0.00	0.00	N/A	10/01/31	--	20,000,000.00	20,000,000.00	08/01/26
8B	10229036	1				Actual/360	3.620%	31,172.22	0.00	0.00	N/A	10/01/31	--	10,000,000.00	10,000,000.00	08/01/26
9	10226730	1	IN	Westville	IN	Actual/360	3.180%	76,399.50	0.00	0.00	N/A	10/01/31	--	27,900,000.00	27,900,000.00	08/01/26
10	10231404	1	RT	Jessup	MD	Actual/360	3.238%	73,582.53	43,006.72	0.00	N/A	09/06/31	--	26,389,955.10	26,346,948.38	08/06/26
11	10231405	1	RT	Brooklyn Park	MN	Actual/360	3.710%	73,478.61	0.00	0.00	N/A	11/06/31	--	23,000,000.00	23,000,000.00	08/06/26
12	10231406	1	OF	Indianapolis	IN	Actual/360	3.289%	64,524.47	0.00	0.00	N/A	09/06/31	--	22,782,500.00	22,782,500.00	08/06/26
13	10231407	1	MF	Naperville	IL	Actual/360	3.565%	69,685.85	0.00	0.00	N/A	11/01/31	--	22,700,000.00	22,700,000.00	08/01/26
14	10231562	1	MF	Lafayette	LA	Actual/360	3.702%	71,917.52	0.00	0.00	N/A	11/06/31	--	22,560,000.00	22,560,000.00	08/06/26
15	10231408	1	MF	Brooklyn	NY	Actual/360	3.663%	69,384.03	0.00	0.00	N/A	11/01/31	--	22,000,000.00	22,000,000.00	08/01/26
16	10231409	1	RT	Mays Landing	NJ	Actual/360	3.200%	60,622.22	0.00	0.00	N/A	03/01/30	--	22,000,000.00	22,000,000.00	08/01/26
17	10231410	1	IN	Los Angeles	CA	Actual/360	4.800%	79,306.43	25,626.64	0.00	N/A	11/06/31	--	19,187,040.53	19,161,413.89	08/06/26
18	10231411	1	MU	Henderson	NV	Actual/360	3.499%	55,821.75	33,976.02	0.00	N/A	11/06/31	--	18,526,795.43	18,492,819.41	08/06/26
19	10225875	1	RT	Upper Marlboro	MD	Actual/360	3.020%	51,491.00	0.00	0.00	N/A	10/01/31	--	19,800,000.00	19,800,000.00	08/01/26
20	10231412	1	LO	Moab	UT	Actual/360	4.018%	65,738.94	0.00	0.00	N/A	11/06/31	--	19,000,000.00	19,000,000.00	08/06/26
21	10231413	1	MF	Jackson Heights	NY	Actual/360	3.726%	54,865.35	0.00	0.00	N/A	11/01/31	--	17,100,000.00	17,100,000.00	03/01/24
22	10227588	1	IN	Various	Various	Actual/360	3.955%	53,758.89	0.00	0.00	N/A	11/01/31	--	15,785,000.00	15,785,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	10231414	1	RT	Various	Various	Actual/360	3.800%	49,410.56	0.00	0.00	N/A	11/06/31	--	15,100,000.00	15,100,000.00	08/06/26
24	10231415	1	IN	Chicago	IL	Actual/360	3.340%	43,141.67	0.00	0.00	N/A	10/06/26	--	15,000,000.00	15,000,000.00	08/06/26
25	10231416	1	MF	Bronx	NY	Actual/360	3.460%	44,691.67	0.00	0.00	N/A	11/01/31	--	15,000,000.00	15,000,000.00	08/01/26
26	10231417	1	OF	Bronx	NY	Actual/360	3.900%	47,016.67	0.00	0.00	N/A	08/06/31	--	14,000,000.00	14,000,000.00	08/06/26
27	10231418	1	MF	Boston	MA	Actual/360	4.056%	48,897.33	0.00	0.00	N/A	10/06/31	--	14,000,000.00	14,000,000.00	08/06/26
28	10218619	1	OF	Brooklyn	NY	Actual/360	3.880%	45,174.73	0.00	0.00	N/A	11/01/31	--	13,520,870.00	13,520,870.00	08/01/26
29	10226448	1	RT	Douglasville	GA	Actual/360	3.590%	37,699.22	20,627.82	0.00	N/A	11/01/31	--	12,194,912.99	12,174,285.17	08/01/26
30	10226830	1	SS	Peoria	AZ	Actual/360	3.080%	26,860.22	21,057.00	0.00	N/A	11/01/31	--	10,127,440.45	10,106,383.45	08/01/26
31	10231419	1	LO	Lake Charles	LA	Actual/360	4.080%	0.00	0.00	0.00	N/A	02/06/30	--	5,081,421.64	5,081,421.64	01/06/25
33	10231420	1	RT	Various	Various	Actual/360	3.271%	26,899.43	0.00	0.00	N/A	10/06/31	--	9,550,000.00	9,550,000.00	08/06/26
34	10231270	1	RT	Wilmington	DE	Actual/360	3.656%	28,411.82	15,078.98	0.00	N/A	11/06/31	--	9,024,718.31	9,009,639.33	08/06/26
35	10231421	1	LO	Altoona	IA	Actual/360	3.820%	26,894.01	16,078.88	0.00	N/A	04/01/30	--	8,175,852.75	8,159,773.87	08/01/26
36	10231422	1	MF	Charlotte	NC	Actual/360	3.635%	28,171.25	0.00	0.00	N/A	11/06/31	--	9,000,000.00	9,000,000.00	08/06/26
37	10231423	1	OF	Temecula	CA	Actual/360	3.700%	27,528.00	0.00	0.00	N/A	11/06/31	--	8,640,000.00	8,640,000.00	08/06/26
38	10231424	1	IN	Various	Various	Actual/360	3.900%	28,060.78	11,870.65	0.00	N/A	10/06/31	--	8,355,568.08	8,343,697.43	08/06/26
39	10227379	1	SS	Las Vegas	NV	Actual/360	3.290%	23,656.01	0.00	0.00	N/A	10/01/31	--	8,350,000.00	8,350,000.00	08/01/26
40	10231425	1	IN	Brownsville	TX	Actual/360	3.620%	24,937.78	0.00	0.00	N/A	11/06/31	--	8,000,000.00	8,000,000.00	08/06/26
41	10226325	1	SS	Milton	FL	Actual/360	4.420%	30,448.89	0.00	0.00	N/A	11/01/26	--	8,000,000.00	8,000,000.00	08/01/26
42	10231426	1	Various Various		NY	Actual/360	3.959%	25,568.54	0.00	0.00	N/A	10/06/31	--	7,500,000.00	7,500,000.00	08/06/26
43	10221339	1	IN	Trenton	GA	Actual/360	4.600%	29,351.83	0.00	0.00	N/A	10/01/26	--	7,410,000.00	7,410,000.00	08/01/26
44	10231427	1	OF	Midlothian	VA	Actual/360	3.693%	20,827.67	12,284.20	0.00	N/A	11/06/31	--	6,549,410.20	6,537,126.00	08/06/26
46	10231428	1	MF	Chicago	IL	Actual/360	3.835%	23,116.53	0.00	0.00	N/A	11/06/31	--	7,000,000.00	7,000,000.00	08/06/26
47	10231429	1	MF	Bronx	NY	Actual/360	3.730%	22,483.61	0.00	0.00	N/A	11/01/31	--	7,000,000.00	7,000,000.00	08/01/26
48	10231430	1	IN	Cutler Bay	FL	Actual/360	3.890%	22,443.14	0.00	0.00	N/A	11/06/31	--	6,700,000.00	6,700,000.00	08/06/26
49	10231431	1	OF	Fleming Island	FL	Actual/360	3.410%	18,205.61	0.00	0.00	N/A	10/06/31	--	6,200,000.00	6,200,000.00	08/06/26
50	10231432	1	IN	Various	Various	Actual/360	3.546%	18,550.01	0.00	0.00	N/A	11/06/31	--	6,075,000.00	6,075,000.00	08/06/26
51	10231433	1	RT	Various	FL	Actual/360	4.257%	21,994.50	0.00	0.00	11/06/28	11/06/31	--	6,000,000.00	6,000,000.00	08/06/26
52	10231434	1	IN	Winter Park	FL	Actual/360	3.869%	19,323.51	0.00	0.00	N/A	10/06/31	--	5,800,000.00	5,800,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
53	10231435	1	IN	Miami	FL	Actual/360	3.850%	19,228.61	0.00	0.00	N/A	10/06/31	--	5,800,000.00	5,800,000.00	08/06/26
54	10231436	1	MU	Corona Del Mar	CA	Actual/360	3.973%	18,816.57	0.00	0.00	N/A	11/06/31	--	5,500,000.00	5,500,000.00	08/06/26
55	10227475	1	OF	Savannah	GA	Actual/360	3.840%	17,856.00	0.00	0.00	N/A	11/01/31	--	5,400,000.00	5,400,000.00	08/01/26
56	10231437	1	IN	Paris	TN	Actual/360	3.950%	16,604.15	7,715.88	0.00	N/A	11/06/31	--	4,881,580.33	4,873,864.45	08/06/26
57	10231438	1	IN	Tacoma	WA	Actual/360	3.540%	14,955.12	0.00	0.00	N/A	10/06/28	--	4,906,000.00	4,906,000.00	08/06/26
58	10226999	1	SS	Colorado Springs	CO	Actual/360	3.240%	13,419.90	0.00	0.00	N/A	11/01/31	--	4,810,000.00	4,810,000.00	08/01/26
59	10231439	1	IN	Kansas City	MO	Actual/360	3.900%	15,952.08	0.00	0.00	N/A	09/06/31	--	4,750,000.00	4,750,000.00	08/06/26
60	10231440	1	RT	West Jordan	UT	Actual/360	4.053%	14,688.35	7,413.54	0.00	N/A	11/06/31	--	4,208,594.80	4,201,181.26	08/06/26
61	10231441	1	IN	Various	Various	Actual/360	4.220%	13,162.36	13,519.49	0.00	N/A	11/06/31	--	3,622,113.29	3,608,593.80	08/06/26
62	10225510	1	SS	Monticello	NY	Actual/360	3.350%	11,538.89	0.00	0.00	N/A	10/01/31	--	4,000,000.00	4,000,000.00	08/01/26
63	10231442	1	SS	Brea	CA	Actual/360	3.306%	9,963.92	0.00	0.00	N/A	11/06/31	--	3,500,000.00	3,500,000.00	08/06/26
64	10226987	1	MH	Various	PA	Actual/360	3.880%	10,273.92	0.00	0.00	N/A	11/01/31	--	3,075,000.00	3,075,000.00	08/01/26
65	10228287	1	RT	Warrenton	OR	Actual/360	3.950%	9,353.82	0.00	0.00	N/A	11/01/31	--	2,750,000.00	2,750,000.00	08/01/26
66	10226998	1	SS	Thornton	CO	Actual/360	3.320%	6,718.39	0.00	0.00	N/A	11/01/31	--	2,350,000.00	2,350,000.00	08/01/26
67	10231443	1	SS	Danville	IL	Actual/360	4.245%	3,655.42	0.00	0.00	N/A	10/06/26	--	1,000,000.00	1,000,000.00	08/06/26
Totals								3,145,950.29	286,576.28	0.00				1,040,963,866.32	1,040,677,290.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	1	18,564,039.31	19,381,094.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	1	353,953.55	13,190,582.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	1	0.00	13,084,580.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	1	11,234,119.23	11,213,586.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	1	11,234,119.23	11,213,586.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	1	11,234,119.23	11,213,586.50	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	17,379,478.54	15,511,735.83	01/01/24	12/31/24	01/12/26	28,083,880.39	496,148.58	95,366.64	95,366.64	0.00	0.00
4	1	4,528,248.60	4,766,093.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	4,287,713.01	1,612,781.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	1	26,037,214.05	26,801,474.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	1	0.00	26,801,474.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,080,562.21	4,094,491.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	1	0.00	3,036,053.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	1	0.00	3,036,053.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,674,096.28	1,675,386.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,303,366.87	2,476,458.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,596,088.68	1,319,114.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	20,649.56	0.00
12	1	3,017,413.76	2,733,438.14	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,198,249.56	1,364,348.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,353,637.36	1,556,263.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,516,362.53	1,595,954.44	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	47,165.85	0.00
16	1	3,365,319.90	2,053,245.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,201,564.43	1,163,944.41	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,821,169.47	2,700,051.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,229,082.42	1,446,319.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,228,788.85	1,448,134.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,041,019.92	1,037,109.81	04/01/23	03/31/24	03/11/26	6,618,083.56	160,170.85	33,469.52	1,421,853.91	1,233,122.97	0.00
22	1	1,458,692.19	1,269,992.11	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	1	1,179,857.88	1,163,133.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,608,163.92	1,570,173.22	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,116,896.52	1,136,449.22	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	2,747,904.27	2,802,862.53	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	921,597.53	949,494.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,026,483.81	523,745.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,320,827.34	615,988.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,231,975.28	621,364.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	(13,970.48)	(1,010,060.12)	01/01/23	09/30/23	03/11/26	3,647,449.70	0.00	0.00	0.00	0.00	0.00
33	1	771,396.49	934,761.07	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,043,629.28	591,322.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	935,543.89	915,483.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,071,229.84	1,012,924.28	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	830,901.95	867,609.47	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	677,934.06	311,908.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,268,972.53	1,510,920.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	803,476.10	661,123.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	778,717.55	784,414.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	951,328.89	448,272.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	579,682.63	664,261.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	499,771.54	518,507.05	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	1,046,917.33	559,702.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	871,563.60	683,916.97	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	834,115.39	1,320,149.22	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	532,382.33	532,189.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	700,608.89	401,543.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	1	904,741.52	465,556.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	740,561.49	764,180.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	529,775.58	339,432.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	549,632.97	550,664.64	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	526,142.40	267,261.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	423,040.85	271,258.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	803,598.92	349,241.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	707,880.00	707,880.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	518,116.36	417,820.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	810,521.81	809,156.97	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	390,334.31	393,180.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	294,703.00	301,752.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	256,654.04	183,421.86	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	147,867.44	153,402.42	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		172,879,898.23	215,863,307.42				38,349,413.65	656,319.43	128,836.16	1,517,220.55	1,300,938.38	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.529436%	3.512488%	55
07/17/26	0	0.00	1	65,000,000.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	1	6,513,510.24	3.529511%	3.512564%	56
06/17/26	1	65,000,000.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539059%	3.522089%	57
05/15/26	0	0.00	1	65,000,000.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539145%	3.522175%	58
04/17/26	1	65,000,000.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539237%	3.522268%	59
03/17/26	1	6,000,000.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539322%	3.522353%	60
02/18/26	0	0.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539428%	3.522460%	61
01/16/26	0	0.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539512%	3.522544%	62
12/17/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539595%	3.522628%	63
11/18/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539686%	3.522719%	64
10/20/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539768%	3.522802%	65
09/17/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	1	9,331,690.56	3.539854%	3.522888%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10231403	07/01/26	0	B	95,366.64	95,366.64	0.00	65,000,000.00	06/04/25	2
21	10231413	03/01/24	28	6	33,469.52	1,421,853.91	2,008,997.24	17,100,000.00	06/06/24	3
31	10231419	01/06/25	18	6	0.00	0.00	426,109.46	5,081,421.64	11/07/23	6
Totals					128,836.16	1,517,220.55	2,435,106.70	87,181,421.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		31,410,000	31,410,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,906,000	4,906,000	0		0
37 - 48 Months		35,241,196	30,159,774	5,081,422		0
49 - 60 Months		14,000,000	14,000,000	0		0
> 60 Months		955,120,095	938,020,095	17,100,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,040,677,290	1,018,495,868	0	0	22,181,422	0
Jul-26	1,040,963,866	953,782,445	0	65,000,000	22,181,422	0
Jun-26	1,047,790,967	960,609,545	65,000,000	0	22,181,422	0
May-26	1,048,085,078	960,903,656	0	65,000,000	22,181,422	0
Apr-26	1,048,396,726	961,215,305	65,000,000	0	22,181,422	0
Mar-26	1,048,688,838	955,507,416	6,000,000	0	87,181,422	0
Feb-26	1,049,035,713	1,026,854,291	0	0	22,181,422	0
Jan-26	1,049,325,711	1,027,144,289	0	0	22,181,422	0
Dec-25	1,049,614,753	962,433,331	0	0	87,181,422	0
Nov-25	1,049,921,512	962,740,090	0	0	87,181,422	0
Oct-25	1,050,208,587	963,027,166	0	0	87,181,422	0
Sep-25	1,050,501,073	963,319,651	0	0	87,181,422	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10231403	65,000,000.00	65,000,000.00	131,800,000.00	07/31/25	14,070,579.83	2.18000	12/31/24	10/01/31	I/O
21	10231413	17,100,000.00	17,100,000.00	15,100,000.00	10/15/25	1,018,759.81	1.57000	03/31/24	11/01/31	302
31	10231419	5,081,421.64	5,081,421.64	2,380,000.00	01/06/26	(1,010,060.12)	(2.15000)	09/30/23	02/06/30	281
Totals		87,181,421.64	87,181,421.64	149,280,000.00		14,079,279.52

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	10231403	OF	DC	06/04/25	2

8/11/2026 The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union Station, 1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of 7/30/2026 combined occupancy is approx. 50%, annualized NOI $9.89MM and DSCR 1.51x.The Court appointed Tom Dwyer of Transwestern as Receiver on 12/4. Roof replaceme nt at 820 1st. has been completed. Receiver continues to address various other capex needs at the properties. Leasing agents continues to respond to RFPs, however no strong leads at this time. Working with local brokers on estimated values of thebuildin gs and possible exit strategies.
21	10231413	MF	NY	06/06/24	3

8/11/2026 The Loan transferred to SS for Delinquent Pymts on 06/06/24. The collateral consists of a 56-unit multifamily property with 6 commercial units across two 5-story buildings in Queen, NY. The Property was built in 1920 and reported 12 rent stabi lizedunits with the remaining 44 units at market. Legal counsel has been engaged. The Property is 98% occupied and reported a YTD Ann NOI of -$2,588 as of 9/30/25. Borrower has failed to provide historical and updated property financials. In November 20 25, the Sponsor was indicted for an alleged fraud scheme involving COVID-19 relief funds which may have been used to purchase the Property. A motion for receivership and default judgment were filed and a ruling from the court is pending. The Lenderis dua l tracking foreclosure/receivership action. An Article 7-A action has been filed by the tenants of the Property requesting an administrator be appointed to manage the property and resolve the outstanding violations. In late May 2026, the judgefinally issu ed a decision and granted the motion for receivership, however, the judge’s decision required the Lender to “settle” the receivership order once the decision was entered on the docket.

The required notice of settlement has been filed along with proposed r eceivership order with a 10 days’ notice to all parties as required by the judge. The Borrower filed for CH. 11 BK on 6/22 staying the FC/receivership case. Lender is seeking appointment of Ch 11 BK trustee.
31	10231419	LO	LA	11/07/23	6

8/11/2026 At origination, the Property was a 110-key select service hotel built in 2016 and located in Lake Charles, LA, located along interstate 10 midway between Houston and New Orleans, just north of the Gulf of Mexico. The Loan transferred SS on 11- 7-2023for imminent default due to structural concerns that were exacerbated by two previous hurricanes impacting the Property prior to securitization. Counsel was engaged and Lender commenced discussions with

Borrower. Borrower litigated with and settled with the contractor's and subcontractors' insurance as a result of the construction defects. Borrower remitted settlement proceeds to Lender. Borrower engaged a demolition expert who demolished the hotel and cleared the site. The Borrower marketed the lan d for sale however the original purchase contract fell through. Borrower's brokers found a new buyer and the Borrower executed a new contract, which has now also terminated.

Borrower is reinvigorating the sale process. Lender will continue to evaluate alt ernative resolutions.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	13,993.06	0.00	0.00	72,550.03	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,681.25	0.00	0.00	21,219.87	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	17,852.73	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,174.31	0.00	0.00	93,769.90	0.00	17,852.73	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		132,796.94

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Supplemental Notes
None

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